Note 9 - Income Taxes	12 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Income Tax Disclosure [Text Block]
9
.   INCOME TAXES

Components of tax expense (benefit) are as follows:

	Year Ended March 31,
	2021	2020
Federal
Current	$1,904,797	$(408,360)
Deferred	1,100,368	(971,540)
	3,005,165	(1,379,900)
State
Current	554,212	3,468
Deferred	238,121	(212,560)
	792,333	(209,092)
Total	$3,797,498	$(1,588,992)

The U.S. federal statutory income tax rate is reconciled to the effective rate as follows:

	Year Ended March 31,
	2021	2020
Income tax expense (benefit) at U.S. federal statutory rate	21.0%	(21.0)%
Current year state and local income taxes net of federal income tax benefit	4.1	(2.4)
Other	(0.1)	0.2
Provision for (benefit from) income taxes	25.0%	(23.2)%

The Company's tax returns
may
be subject to examination by the Internal Revenue Service for the fiscal years ended
March
31,
2018
 through
March
31,
2020.
State and local returns
may
be subject to examination for fiscal years ended
March
31,
2017
 through
March
31,
2020.

Deferred income taxes are provided for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's consolidated deferred tax assets (liabilities) are as follows:

	March 31,
	2021	2020
Deferred tax liabilities:
Depreciation	$(1,945,788)	$(128,868)
LIFO to average cost Section 481(a) adjustment	(301,110)	(602,220)
Total deferred tax liabilities	(2,246,898)	(731,088)
Deferred tax assets:
Unrealized derivative loss - OCI	3,564,059	—
Inventory capitalization	63,468	85,137
Postretirement benefits other than pensions	26,240	24,127
Net operating loss carryforward - State	—	15,012
Restricted stock award compensation	328,434	200,949
Other	129,121	44,717
Total deferred tax assets	4,111,322	369,942
Net deferred tax asset (liability)	$1,864,424	$(361,146)